Distribution Date:	08/17/26	Benchmark 2019-B14 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-B14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Asset Representations	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Reviewer & Operating
Historical Detail	18	Advisor
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Historical Bond / Collateral Loss Reconciliation Detail	26		-
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162YAA0	2.072200%	22,760,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162YAB8	2.914700%	249,620,000.00	128,425,051.45	5,910,895.40	311,933.75	0.00	0.00	6,222,829.15	122,514,156.05	33.57%	30.00%
A-3	08162YAC6	3.090200%	55,480,000.00	55,480,000.00	0.00	142,870.25	0.00	0.00	142,870.25	55,480,000.00	33.57%	30.00%
A-4	08162YAD4	2.794600%	187,000,000.00	187,000,000.00	0.00	435,491.83	0.00	0.00	435,491.83	187,000,000.00	33.57%	30.00%
A-5	08162YAE2	3.048600%	350,570,000.00	350,570,000.00	0.00	890,623.08	0.00	0.00	890,623.08	350,570,000.00	33.57%	30.00%
A-SB	08162YAG7	2.957100%	37,040,000.00	24,548,548.36	868,381.34	60,493.76	0.00	0.00	928,875.10	23,680,167.02	33.57%	30.00%
A-S	08162YAF9	3.351500%	127,315,000.00	127,315,000.00	0.00	355,580.19	0.00	0.00	355,580.19	127,315,000.00	22.13%	20.13%
B	08162YAH5	3.492800%	61,240,000.00	61,240,000.00	0.00	178,249.23	0.00	0.00	178,249.23	61,240,000.00	16.63%	15.38%
C	08162YAJ1	3.896896%	53,180,000.00	53,180,000.00	0.00	172,697.45	0.00	0.00	172,697.45	53,180,000.00	11.85%	11.25%
D	08162YAM4	2.500000%	33,845,000.00	33,845,000.00	0.00	70,510.42	0.00	0.00	70,510.42	33,845,000.00	8.81%	8.63%
E	08162YAR3	2.500000%	25,785,000.00	25,785,000.00	0.00	38,333.41	0.00	0.00	38,333.41	25,785,000.00	6.49%	6.63%
F-RR*	08162YAU6	3.896896%	24,175,000.00	24,175,000.00	0.00	0.00	0.00	0.00	0.00	24,175,000.00	4.32%	4.75%
G-RR	08162YAW2	3.896896%	12,890,000.00	12,890,000.00	0.00	0.00	0.00	0.00	0.00	12,890,000.00	3.16%	3.75%
NR-RR	08162YAY8	3.896896%	48,349,368.00	35,195,800.66	0.00	0.00	0.00	0.00	0.00	35,195,800.66	0.00%	0.00%
V-RR	08162YBE1	3.896896%	33,000,000.00	28,658,870.16	173,524.33	86,666.95	1,582.30	0.00	261,773.58	28,485,345.83	0.00%	0.00%
S	08162YBA9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162YBB7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,322,249,368.00	1,148,308,270.63	6,952,801.07	2,743,450.32	1,582.30	0.00	9,697,833.69	1,141,355,469.56

X-A	08162YAK8	0.878146%	1,029,785,000.00	873,338,599.81	0.00	639,098.71	61,817.61	0.00	700,916.32	866,559,323.07
X-B	08162YAL6	0.216281%	114,420,000.00	114,420,000.00	0.00	20,622.38	0.00	0.00	20,622.38	114,420,000.00
X-D	08162YAP7	1.396896%	59,630,000.00	59,630,000.00	0.00	69,414.10	0.00	0.00	69,414.10	59,630,000.00
Notional SubTotal			1,203,835,000.00	1,047,388,599.81	0.00	729,135.19	61,817.61	0.00	790,952.80	1,040,609,323.07

Deal Distribution Total					6,952,801.07	3,472,585.51	63,399.91	0.00	10,488,786.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162YAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162YAB8	514.48221877	23.67957455	1.24963444	0.00000000	0.00000000	0.00000000	0.00000000	24.92920900	490.80264422
A-3	08162YAC6	1,000.00000000	0.00000000	2.57516673	0.00000000	0.00000000	0.00000000	0.00000000	2.57516673	1,000.00000000
A-4	08162YAD4	1,000.00000000	0.00000000	2.32883332	0.00000000	0.00000000	0.00000000	0.00000000	2.32883332	1,000.00000000
A-5	08162YAE2	1,000.00000000	0.00000000	2.54049999	0.00000000	0.00000000	0.00000000	0.00000000	2.54049999	1,000.00000000
A-SB	08162YAG7	662.75778510	23.44442063	1.63320086	0.00000000	0.00000000	0.00000000	0.00000000	25.07762149	639.31336447
A-S	08162YAF9	1,000.00000000	0.00000000	2.79291670	0.00000000	0.00000000	0.00000000	0.00000000	2.79291670	1,000.00000000
B	08162YAH5	1,000.00000000	0.00000000	2.91066672	0.00000000	0.00000000	0.00000000	0.00000000	2.91066672	1,000.00000000
C	08162YAJ1	1,000.00000000	0.00000000	3.24741350	0.00000000	0.00000000	0.00000000	0.00000000	3.24741350	1,000.00000000
D	08162YAM4	1,000.00000000	0.00000000	2.08333343	0.00000000	0.00000000	0.00000000	0.00000000	2.08333343	1,000.00000000
E	08162YAR3	1,000.00000000	0.00000000	1.48665542	0.59667791	2.19214854	0.00000000	0.00000000	1.48665542	1,000.00000000
F-RR	08162YAU6	1,000.00000000	0.00000000	0.00000000	3.24741344	40.59027301	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	08162YAW2	1,000.00000000	0.00000000	0.00000000	3.24741350	71.55868580	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	08162YAY8	727.94748134	0.00000000	0.00000000	2.36394652	83.30900334	0.00000000	0.00000000	0.00000000	727.94748134
V-RR	08162YBE1	868.45061091	5.25831303	2.62627121	0.19394697	4.64576545	0.04794848	0.00000000	7.93253273	863.19229788
S	08162YBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162YBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162YAK8	848.07857932	0.00000000	0.62061373	0.00000000	0.00000000	0.06002963	0.00000000	0.68064336	841.49538308
X-B	08162YAL6	1,000.00000000	0.00000000	0.18023405	0.00000000	0.00000000	0.00000000	0.00000000	0.18023405	1,000.00000000
X-D	08162YAP7	1,000.00000000	0.00000000	1.16408016	0.00000000	0.00000000	0.00000000	0.00000000	1.16408016	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	311,933.75	0.00	311,933.75	0.00	0.00	0.00	311,933.75	0.00
A-3	07/01/26 - 07/30/26	30	0.00	142,870.25	0.00	142,870.25	0.00	0.00	0.00	142,870.25	0.00
A-4	07/01/26 - 07/30/26	30	0.00	435,491.83	0.00	435,491.83	0.00	0.00	0.00	435,491.83	0.00
A-5	07/01/26 - 07/30/26	30	0.00	890,623.08	0.00	890,623.08	0.00	0.00	0.00	890,623.08	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	60,493.76	0.00	60,493.76	0.00	0.00	0.00	60,493.76	0.00
X-A	07/01/26 - 07/30/26	30	0.00	639,098.71	0.00	639,098.71	0.00	0.00	0.00	639,098.71	0.00
X-B	07/01/26 - 07/30/26	30	0.00	20,622.38	0.00	20,622.38	0.00	0.00	0.00	20,622.38	0.00
X-D	07/01/26 - 07/30/26	30	0.00	69,414.10	0.00	69,414.10	0.00	0.00	0.00	69,414.10	0.00
A-S	07/01/26 - 07/30/26	30	0.00	355,580.19	0.00	355,580.19	0.00	0.00	0.00	355,580.19	0.00
B	07/01/26 - 07/30/26	30	0.00	178,249.23	0.00	178,249.23	0.00	0.00	0.00	178,249.23	0.00
C	07/01/26 - 07/30/26	30	0.00	172,697.45	0.00	172,697.45	0.00	0.00	0.00	172,697.45	0.00
D	07/01/26 - 07/30/26	30	0.00	70,510.42	0.00	70,510.42	0.00	0.00	0.00	70,510.42	0.00
E	07/01/26 - 07/30/26	30	41,053.68	53,718.75	0.00	53,718.75	15,385.34	0.00	0.00	38,333.41	56,524.55
F-RR	07/01/26 - 07/30/26	30	899,841.47	78,506.22	0.00	78,506.22	78,506.22	0.00	0.00	0.00	981,269.85
G-RR	07/01/26 - 07/30/26	30	877,682.10	41,859.16	0.00	41,859.16	41,859.16	0.00	0.00	0.00	922,391.46
NR-RR	07/01/26 - 07/30/26	30	3,900,974.26	114,295.32	0.00	114,295.32	114,295.32	0.00	0.00	0.00	4,027,937.66
V-RR	07/01/26 - 07/30/26	30	146,434.48	93,067.20	0.00	93,067.20	6,400.25	0.00	0.00	86,666.95	153,310.26
Totals			5,865,985.99	3,729,031.80	0.00	3,729,031.80	256,446.29	0.00	0.00	3,472,585.51	6,141,433.78

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information

Pooled Aggregate Available Funds (1)	10,488,786.49
Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,742,879.49	Master Servicing Fee	6,206.21
Interest Reductions due to Nonrecoverability Determination	(152,505.13)	Trustee / Certificate Administrator Fee	6,354.86
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	557.44
Deferred Interest	0.00	Operating Advisor Fee	1,192.31
ARD Interest	0.00	Asset Representations Reviewer Fee	247.21
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	14,558.02
Total Interest Collected	3,590,374.36

Principal		Expenses/Reimbursements
Scheduled Principal	623,441.35	Reimbursement for Interest on Advances	(2,674.03)
Unscheduled Principal Collections		ASER Amount	53,430.49
Principal Prepayments	6,329,359.72	Special Servicing Fees (Monthly)	52,474.35
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	6,952,801.07	Total Expenses/Reimbursements	103,230.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	63,399.91	Interest Distribution	3,472,585.51
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,952,801.07
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	63,399.91
		Borrower Option Extension Fees	0.00
Total Other Collected	63,399.91	Total Payments to Certificateholders and Others	10,488,786.49
Total Funds Collected	10,606,575.34	Total Funds Distributed	10,606,575.32

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,148,308,270.64	1,148,308,270.64	Beginning Certificate Balance	1,148,308,270.63
(-) Scheduled Principal Collections	623,441.35	623,441.35	(-) Principal Distributions	6,952,801.07
(-) Unscheduled Principal Collections	6,329,359.72	6,329,359.72	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,141,355,469.57	1,141,355,469.57	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,149,791,536.13	1,149,791,536.13	Ending Certificate Balance	1,141,355,469.56
Ending Actual Collateral Balance	1,142,947,479.68	1,142,947,479.68

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	7,253,879.47	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	7,253,879.47	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	34,160,383.91	2.99%	38	3.9133	NAP	Defeased	2	34,160,383.91	2.99%	38	3.9133	NAP
	9,999,999 or less	7	27,155,807.95	2.38%	38	3.8216	3.315385	1.49 or less	15	355,341,761.46	31.13%	23	4.0307	0.926453
10,000,000 to 19,999,999		14	185,189,682.37	16.23%	35	4.0282	1.823748	1.50 to 1.74	6	107,518,691.09	9.42%	16	4.4347	1.564398
20,000,000 to 24,999,999		6	127,695,992.73	11.19%	38	3.5927	2.275527	1.75 to 1.99	8	238,851,042.39	20.93%	38	3.8375	1.791836
25,000,000 to 49,999,999		17	584,153,602.61	51.18%	27	3.8154	2.073201	2.00 to 2.24	1	20,000,000.00	1.75%	37	3.6880	2.040000
	50,000,000 or greater	3	183,000,000.00	16.03%	22	3.5396	1.264699	2.25 or greater	17	385,483,590.72	33.77%	32	3.3351	3.099130
	Totals	49	1,141,355,469.57	100.00%	29	3.7839	1.946241	Totals	49	1,141,355,469.57	100.00%	29	3.7839	1.946241
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	34,160,383.91	2.99%	38	3.9133	NAP	Virginia	1	40,000,000.00	3.50%	38	3.3300	2.680000
Alabama	1	12,048,359.90	1.06%	39	4.1300	1.550000	Washington	1	20,000,000.00	1.75%	38	3.2500	1.840000
Alaska	1	3,500,000.00	0.31%	38	3.6900	4.450000	Washington, DC	2	83,570,000.00	7.32%	38	3.7174	1.872331
Arizona	1	32,781,796.71	2.87%	38	3.9300	1.390000	Wisconsin	1	34,000,000.00	2.98%	39	3.4300	3.180000
California	4	108,200,000.00	9.48%	5	3.5467	1.273198	Totals	105	1,141,355,469.57	100.00%	29	3.7839	1.946241
Connecticut	7	7,821,488.46	0.69%	39	3.8200	1.800000
									Property Type³
Florida	4	47,789,366.30	4.19%	39	3.8347	2.062416
Georgia	3	11,879,120.00	1.04%	39	3.5700	3.030000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	1	19,441,921.15	1.70%	38	4.7000	1.070000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	19,431,373.24	1.70%	39	3.8900	1.750000	Defeased	2	34,160,383.91	2.99%	38	3.9133	NAP
Maine	1	817,260.79	0.07%	39	3.8200	1.800000	Industrial	30	46,663,880.40	4.09%	39	3.8283	1.786597
Massachusetts	14	60,576,810.59	5.31%	36	3.8048	2.724446	Lodging	3	40,103,314.48	3.51%	(11)	5.0517	0.662497
Michigan	6	18,510,000.00	1.62%	39	3.7839	3.641361	Mixed Use	7	176,041,921.16	15.42%	26	3.3092	2.891441
Nevada	2	53,908,115.38	4.72%	36	3.4743	3.281454	Multi-Family	33	232,511,662.53	20.37%	39	4.2217	1.485390
New Hampshire	5	14,710,694.23	1.29%	39	3.8200	1.800000	Office	11	403,317,145.65	35.34%	23	3.5913	1.751720
New Jersey	20	74,449,978.02	6.52%	39	4.4367	1.320714	Retail	11	169,271,150.81	14.83%	38	3.8413	2.188372
New York	9	210,216,508.56	18.42%	17	3.6584	2.087682	Self Storage	8	39,286,010.64	3.44%	39	3.5892	3.044461
North Carolina	2	63,914,200.00	5.60%	39	3.5090	1.171258	Totals	105	1,141,355,469.57	100.00%	29	3.7839	1.946241
Ohio	2	80,403,314.48	7.04%	14	3.9381	1.659003
Oregon	1	10,038,659.45	0.88%	38	3.8050	1.480000
Pennsylvania	3	2,185,415.89	0.19%	39	3.8200	1.800000
Rhode Island	2	2,006,829.28	0.18%	39	3.8200	1.800000
South Carolina	1	2,905,475.34	0.25%	39	3.8000	3.820000
Texas	6	71,776,628.05	6.29%	39	4.2907	1.594580
Vermont	1	311,769.86	0.03%	39	3.8200	1.800000

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	34,160,383.91	2.99%	38	3.9133	NAP	Defeased	2	34,160,383.91	2.99%	38	3.9133	NAP
	3.99999% or less	34	852,483,987.36	74.69%	31	3.5335	2.195798	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	6	88,223,817.70	7.73%	11	4.2775	1.605399	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	6	133,383,966.12	11.69%	39	4.6357	1.228705	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	1	33,103,314.48	2.90%	(21)	5.3500	(0.500000)	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,141,355,469.57	100.00%	29	3.7839	1.946241	49 months or greater	47	1,107,195,085.66	97.01%	29	3.7799	1.951648
								Totals	49	1,141,355,469.57	100.00%	29	3.7839	1.946241
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	34,160,383.91	2.99%	38	3.9133	NAP	Defeased	2	34,160,383.91	2.99%	38	3.9133	NAP
	84 months or less	46	1,104,216,821.42	96.75%	29	3.7794	1.952623	Interest Only	29	764,128,115.38	66.95%	27	3.5742	2.285381
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	16	310,100,461.72	27.17%	32	4.2800	1.217051
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	1	29,988,244.32	2.63%	39	3.8330	1.080000
	Totals	48	1,138,377,205.33	99.74%	29	3.7834	1.947173	Totals	48	1,138,377,205.33	99.74%	29	3.7834	1.947173
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	34,160,383.91	2.99%	38	3.9133	NAP	Fully Amortizing	1	2,978,264.24	0.26%	39	3.9500	1.590000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	Totals	1	2,978,264.24	0.26%	39	3.9500	1.590000
	12 months or less	42	963,478,133.92	84.42%	33	3.7262	2.147571
	13 months to 24 months	5	143,716,951.74	12.59%	0	4.1396	0.638180
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	1,141,355,469.57	100.00%	29	3.7839	1.946241
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30504022	OF	Washington	DC	Actual/360	3.730%	234,471.94	0.00	0.00	N/A	10/06/29	--	73,000,000.00	73,000,000.00	08/06/26
2A1	30317064	OF	San Francisco	CA	Actual/360	3.303%	142,212.50	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	06/06/25
2A6	30317069				Actual/360	3.303%	28,442.50	0.00	0.00	N/A	11/06/24	--	10,000,000.00	10,000,000.00	06/06/25
3	30504188	OF	Charlotte	NC	Actual/360	3.505%	181,091.67	0.00	0.00	N/A	11/01/29	--	60,000,000.00	60,000,000.00	08/01/26
4A11	30504196	MU	New York	NY	Actual/360	2.759%	71,274.17	0.00	0.00	N/A	10/30/26	--	30,000,000.00	30,000,000.00	07/31/26
4A13	30504198				Actual/360	2.759%	63,909.17	0.00	0.00	N/A	10/30/26	--	26,900,000.00	26,900,000.00	07/31/26
6	30504118	Various Various		Various	Actual/360	3.820%	159,552.09	73,996.22	0.00	N/A	11/06/29	--	48,504,265.30	48,430,269.08	08/06/26
8	30317072	MU	Columbus	OH	Actual/360	2.950%	120,155.14	0.00	0.00	N/A	11/06/29	--	47,300,000.00	47,300,000.00	08/06/26
9	30317073	MU	Cambridge	MA	Actual/360	3.797%	130,785.56	0.00	0.00	N/A	06/01/29	--	40,000,000.00	40,000,000.00	08/01/26
10	30504041	OF	McLean	VA	Actual/360	3.330%	114,700.00	0.00	0.00	N/A	10/11/29	--	40,000,000.00	40,000,000.00	08/11/26
11	30503849	OF	Garden City	NY	Actual/360	4.490%	150,789.17	0.00	0.00	N/A	08/01/24	08/01/27	39,000,000.00	39,000,000.00	08/01/26
12	30503724	LO	Cincinnati	OH	Actual/360	5.350%	0.00	0.00	0.00	N/A	11/01/24	--	33,103,314.48	33,103,314.48	12/01/22
13	30503852	RT	Oro Valley	AZ	Actual/360	3.930%	111,127.70	55,741.76	0.00	N/A	10/06/29	--	32,837,538.47	32,781,796.71	08/06/26
14	30504074	OF	Middleton	WI	Actual/360	3.430%	100,422.78	0.00	0.00	N/A	11/01/29	--	34,000,000.00	34,000,000.00	08/01/26
15	30317074	SS	Various	Various	Actual/360	3.570%	101,447.50	0.00	0.00	N/A	11/06/29	--	33,000,000.00	33,000,000.00	08/06/26
16	30317075	MF	New York	NY	Actual/360	3.833%	99,090.55	33,383.54	0.00	N/A	11/06/29	--	30,021,627.86	29,988,244.32	08/06/26
17	30504161	MF	Jersey City	NJ	Actual/360	4.620%	124,214.45	40,471.37	0.00	N/A	11/01/29	--	31,222,735.39	31,182,264.02	02/01/26
18	30504164	MF	Jersey City	NJ	Actual/360	4.620%	120,571.34	39,284.38	0.00	N/A	11/01/29	--	30,306,998.38	30,267,714.00	03/01/26
19	30503366	RT	Las Vegas	NV	Actual/360	3.741%	64,424.89	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	08/01/26
19A35	30503368				Actual/360	3.741%	33,451.38	0.00	0.00	N/A	07/01/29	--	10,384,615.38	10,384,615.38	08/01/26
20	30503885	OF	New York	NY	Actual/360	3.270%	84,475.00	0.00	0.00	N/A	09/11/29	--	30,000,000.00	30,000,000.00	08/11/26
21	30504124	MF	Austin	TX	Actual/360	4.598%	118,790.19	0.00	0.00	N/A	11/01/29	--	30,000,000.00	30,000,000.00	08/01/26
22	30317076	MF	Glendale	CA	Actual/360	3.965%	96,283.42	0.00	0.00	N/A	10/06/29	--	28,200,000.00	28,200,000.00	08/06/26
23	30504099	OF	Houston	TX	Actual/360	3.888%	75,729.14	46,725.92	0.00	N/A	11/01/29	--	22,619,218.65	22,572,492.73	08/01/26
24	30504020	OF	Florham Park	NJ	Actual/360	3.920%	76,908.59	41,295.09	0.00	N/A	10/06/29	--	22,783,979.72	22,742,684.63	08/06/26
25	30317077	RT	Sparks	NV	Actual/360	3.130%	63,402.37	0.00	0.00	N/A	10/06/29	--	23,523,500.00	23,523,500.00	08/06/26
26	30503982	MF	Brooklyn	NY	Actual/360	3.880%	72,168.00	0.00	0.00	N/A	10/06/29	--	21,600,000.00	21,600,000.00	08/06/26
27	30504072	MF	Lawrence	KS	Actual/360	3.890%	65,187.79	29,280.99	0.00	N/A	11/01/29	--	19,460,654.23	19,431,373.24	12/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30503875	OF	Bellevue	WA	Actual/360	3.250%	55,972.22	0.00	0.00	N/A	10/01/29	--	20,000,000.00	20,000,000.00	08/01/26
29	30503903	OF	Mountain View	CA	Actual/360	3.688%	63,515.56	0.00	0.00	N/A	09/11/29	--	20,000,000.00	20,000,000.00	08/11/26
30	30503818	MU	Chicago	IL	Actual/360	4.700%	78,786.72	24,940.84	0.00	N/A	10/01/29	--	19,466,861.99	19,441,921.15	08/01/26
31	30504090	RT	North Miami Beach	FL	Actual/360	3.890%	51,045.65	45,484.04	0.00	N/A	11/06/29	--	15,238,770.27	15,193,286.23	08/06/26
32	30503977	RT	Jacksonville	FL	Actual/360	4.150%	57,222.04	22,985.01	0.00	N/A	10/01/29	--	16,012,385.08	15,989,400.07	08/01/26
34	30317078	MF	Various	MI	Actual/360	3.830%	46,172.78	0.00	0.00	N/A	11/06/29	--	14,000,000.00	14,000,000.00	08/06/26
35	30317079	RT	Huntsville	AL	Actual/360	4.130%	42,928.38	22,417.32	0.00	N/A	11/06/29	--	12,070,777.22	12,048,359.90	08/06/26
36	30504087	MF	Bronx	NY	Actual/360	4.080%	46,376.00	0.00	0.00	N/A	11/06/29	--	13,200,000.00	13,200,000.00	08/06/26
38	30504206	MU	Vero Beach	FL	Actual/360	3.450%	36,838.33	0.00	0.00	N/A	11/01/29	--	12,400,000.00	12,400,000.00	08/01/26
39	30504123	RT	New York	NY	Actual/360	4.650%	48,850.83	0.00	0.00	N/A	11/01/29	--	12,200,000.00	12,200,000.00	08/01/26
40	30503991	SS	Pembroke Pines	FL	Actual/360	3.900%	38,402.39	17,254.46	0.00	N/A	10/06/29	--	11,434,953.74	11,417,699.28	08/06/26
41	30317080	RT	Springfield	OR	Actual/360	3.805%	32,961.31	21,169.39	0.00	N/A	10/06/29	--	10,059,828.84	10,038,659.45	08/06/26
42	30503994	MF	Brownsville	TX	Actual/360	4.700%	41,707.72	13,203.06	0.00	N/A	10/01/29	--	10,305,270.01	10,292,066.95	08/01/26
43	30504029	RT	Washington	DC	Actual/360	3.630%	33,040.06	0.00	0.00	N/A	10/06/29	--	10,570,000.00	10,570,000.00	08/06/26
45	30504025	IN	Brooklyn	NY	Actual/360	3.950%	10,369.82	70,436.32	0.00	N/A	11/01/29	--	3,048,700.56	2,978,264.24	08/01/26
46	30503611	LO	Various	Various	Actual/360	3.641%	21,947.14	0.00	0.00	N/A	09/01/29	--	7,000,000.00	7,000,000.00	08/01/26
47	30317081	MH	Grove City	OH	Actual/360	3.997%	21,821.37	6,339,990.83	0.00	N/A	10/06/29	--	6,339,990.83	0.00	08/06/26
49	30504088	MF	Bronx	NY	Actual/360	4.080%	15,283.00	0.00	0.00	N/A	11/06/29	--	4,350,000.00	4,350,000.00	08/06/26
50	30504131	RT	Pflugerville	TX	Actual/360	4.000%	12,542.66	5,360.41	0.00	N/A	11/01/29	--	3,641,418.14	3,636,057.73	08/01/26
51	30504026	SS	Anchorage	AK	Actual/360	3.690%	11,121.25	0.00	0.00	N/A	10/06/29	--	3,500,000.00	3,500,000.00	08/06/26
52	30504134	RT	Moncks Corner	SC	Actual/360	3.800%	9,521.94	4,456.78	0.00	N/A	11/06/29	--	2,909,932.12	2,905,475.34	07/06/26
53	30504080	SS	Bryan	TX	Actual/360	3.690%	8,868.19	4,923.34	0.00	N/A	11/06/29	--	2,790,933.98	2,786,010.64	08/06/26
Totals							3,590,374.36	6,952,801.07	0.00				1,148,308,270.64	1,141,355,469.57
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,458,324.10	1,319,258.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	6,217,460.72	0.00	--	--	05/12/25	15,679,981.32	611,865.34	97,108.42	1,339,238.33	6,584,175.49	0.00
2A6	6,217,460.72	0.00	--	--	05/12/25	3,135,996.26	122,373.04	19,421.69	267,847.64	0.00	0.00
3	8,096,734.87	2,217,215.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A11	10,120,572.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A13	10,120,572.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	16,876,815.21	4,286,227.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,656,365.68	4,723,536.44	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	96,932,330.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	18,386,984.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,994,758.67	0.00	--	--	07/13/26	11,635,184.99	0.00	0.00	0.00	0.00	0.00
12	(1,462,869.17)	0.00	--	--	08/10/26	25,235,433.17	213,095.50	(301.59)	3,552,057.26	1,172,338.98	0.00
13	1,803,501.08	2,926,387.71	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,762,279.50	3,796,471.47	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,658,888.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,730,137.59	435,078.45	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,832,249.50	0.00	--	--	--	0.00	0.00	164,401.36	987,721.13	69,703.37	0.00
18	1,837,962.66	0.00	--	--	--	0.00	0.00	159,579.61	798,955.71	0.00	0.00
19	85,850,630.92	21,287,490.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19A35	85,850,630.92	21,287,490.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	21,819,316.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,207,589.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,070,400.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,463,447.66	892,075.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	3,035,519.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,534,102.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	4,245,830.00	0.00	--	--	05/11/26	0.00	63,959.70	93,788.75	687,497.93	309.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	10,421,271.40	9,688,723.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	10,541,932.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	7,602,037.04	1,910,516.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,670,819.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,784,525.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,758,798.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,251,871.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	887,620.07	232,056.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,331,908.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,037,643.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	897,854.30	261,403.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,055,550.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,015,279.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,655,283.79	1,617,406.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,741,524.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,395,104.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	272,108.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	314,083.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	588,306.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	648,000.00	648,000.00	01/01/26	06/30/26	--	0.00	0.00	13,972.46	13,972.46	0.00	0.00
53	246,622.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	461,436,143.95	77,529,339.49				55,686,595.74	1,011,293.58	547,970.70	7,647,290.46	7,826,526.84	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
47	30317081	6,329,359.72	Payoff w/ penalty	63,399.91	0.00
Totals		6,329,359.72		63,399.91	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	3	80,881,351.26	1	33,103,314.48	0	0.00	0	0.00	0	0.00	1	6,329,359.72	3.783875%	3.769853%	29
07/17/26	0	0.00	0	0.00	3	80,990,388.00	1	33,103,314.48	0	0.00	0	0.00	0	0.00	0	0.00	3.785194%	3.771190%	30
06/17/26	0	0.00	1	30,350,006.57	2	50,758,979.74	1	33,103,314.48	0	0.00	1	39,000,000.00	0	0.00	0	0.00	3.785349%	3.771344%	31
05/15/26	1	30,388,964.86	1	31,307,178.52	1	19,521,015.45	1	33,103,314.48	0	0.00	0	0.00	0	0.00	0	0.00	3.785491%	3.771485%	32
04/17/26	2	61,782,821.05	0	0.00	1	19,552,102.83	2	33,103,314.48	0	0.00	0	0.00	0	0.00	1	0.00	3.785645%	3.771637%	33
03/17/26	2	61,861,257.89	1	19,580,980.76	1	5,258,604.51	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.786078%	3.772085%	35
02/18/26	1	19,616,099.94	0	0.00	1	5,258,604.51	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.786252%	3.772258%	36
01/16/26	0	0.00	0	0.00	2	24,903,368.73	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.786391%	3.772396%	37
12/17/25	2	62,118,281.80	0	0.00	2	24,931,937.31	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.786529%	3.772533%	38
11/18/25	0	0.00	0	0.00	2	24,962,532.52	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.786678%	3.772681%	39
10/20/25	0	0.00	0	0.00	2	24,990,903.58	2	38,361,918.99	0	0.00	0	0.00	0	0.00	1	8,711,108.96	3.786815%	3.772816%	40
09/17/25	0	0.00	0	0.00	2	25,021,308.26	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.791308%	3.777334%	41
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A1	30317064	06/06/25	13	5	97,108.42	1,339,238.33	7,159,025.49	50,000,000.00	11/07/24	5
2A6	30317069	06/06/25	13	5	19,421.69	267,847.64	0.00	10,000,000.00	11/07/24	5
12	30503724	12/01/22	43	5	(301.59)	3,552,057.26	1,544,209.43	33,985,926.54	02/10/21	98		11/07/22
17	30504161	02/01/26	5	6	164,401.36	987,721.13	69,703.37	31,442,666.30	05/05/26	2
18	30504164	03/01/26	4	6	159,579.61	798,955.71	2,500.00	30,470,293.43	05/05/26	2
27	30504072	12/01/25	7	6	93,788.75	687,497.93	128,063.28	19,673,332.80	07/09/25	2
52	30504134	07/06/26	0	B	13,972.46	13,972.46	1,500.00	2,909,932.12
Totals					547,970.70	7,647,290.46	8,905,001.57	178,482,151.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		186,206,629	0	120,000,000		66,206,629
0 - 6 Months		113,800,000	113,800,000	0		0
7 - 12 Months		78,000,000	78,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		140,769,231	140,769,231	0		0
37 - 48 Months		1,763,935,079	1,602,172,377	161,762,703		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,141,355,470	967,370,804	0	0	173,984,666	0
Jul-26	1,148,308,271	974,214,568	0	0	174,093,702	0
Jun-26	1,148,969,432	974,757,131	0	30,350,007	143,862,294	0
May-26	1,149,588,406	936,267,933	30,388,965	31,307,179	151,624,330	0
Apr-26	1,150,245,259	975,807,021	61,782,821	0	112,655,417	0
Mar-26	1,156,118,402	976,314,245	61,861,258	19,580,981	98,361,919	0
Feb-26	1,156,851,347	1,038,873,328	19,616,100	0	98,361,919	0
Jan-26	1,157,461,196	1,039,454,512	0	0	118,006,683	0
Dec-25	1,158,068,925	977,915,391	62,118,282	0	118,035,252	0
Nov-25	1,158,714,932	1,040,649,085	0	0	118,065,847	0
Oct-25	1,159,318,303	1,041,224,085	0	0	118,094,218	0
Sep-25	1,168,671,215	1,050,546,592	0	0	118,124,623	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1	30317064	50,000,000.00	50,000,000.00	153,000,000.00	01/22/25	5,231,482.72	0.77000	06/30/25	11/06/24	I/O
2A6	30317069	10,000,000.00	10,000,000.00	153,000,000.00	01/22/25	5,231,482.72	0.77000	06/30/25	11/06/24	I/O
11	30503849	39,000,000.00	39,000,000.00	61,100,000.00	04/07/26	7,994,758.67	1.54000	09/30/25	08/01/24	I/O
12	30503724	33,103,314.48	33,985,926.54	38,300,000.00	01/17/25	(2,441,634.98)	(0.50000)	06/30/25	11/01/24	278
17	30504161	31,182,264.02	31,442,666.30	40,800,000.00	--	1,786,499.50	0.90000	03/31/25	11/01/29	278
18	30504164	30,267,714.00	30,470,293.43	39,600,000.00	--	1,791,712.66	1.02000	09/30/25	11/01/29	278
27	30504072	19,431,373.24	19,673,332.80	34,900,000.00	09/23/25	3,473,030.00	1.75000	06/30/25	11/01/29	278
Totals		212,984,665.74	214,572,219.07	520,700,000.00		23,067,331.29
						2 Resolution Strategy Code
						1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
						2 - Foreclosure	7 - REO		11- Full Payoff
						3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
						4 - Extension	9 - Pending Return to Master Servicer		13 - TBD
						5 - Note Sale	98 - Other

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A1	30317064	OF	CA	11/07/24	5
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

2A6	30317069	Various	Various	11/07/24	5
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

11	30503849	OF	NY	08/06/24	2

9/10/2025 - The loan was not paid in full at maturity date (8-1-24). The loan is secured by two adjacent office buildings in Garden City, NY. The property is 87% occupied and generated $7MM of NOI annualized as of 3Q24. Lender has obtained

	counsel and will dual track foreclosure with workout alternatives. Foreclosure has been filed. Borrower has proposed a maturity extension.

12	30503724	LO	OH	02/10/21	98

8/11/2026 - The Loan transferred to SS on 2/10/21 due to imminent payment default. The Loan is paid through December 2022. This Loan was deemed non-recoverable. The Loan is collateralized by a 1.26 acre site located along West Fifth

Street in th e Cincinnati, Ohio CBD. The site is improved with a 29-story, 561 room full-service Hilton hotel that opened in 1931 and contains approx. 556,456 SF of building area. The hotel is listed on the National Historic Register and attained a

National Landmark status. The Borrower and Lender had previously reached an agreement in principal to reinstate the loan, but it did not materialize. A receiver was appointed on 11/22/22. Motion for summary judgement was entered in

November 2023. The Receiver has the au thority to sell the Hotel; however, a previous contract to purchase the hotel fell through. Berkadia is currently marketing the hotel for the Receiver. An updated appraisal is in review.

17	30504161	MF	NJ	05/05/26	2

8/11/2026 - Loan has transferred to Special Servicing effective 5/5/2026 for payment default. A PNL was signed and Special Servicer has received a Forbearance and Modification request from the Borrower, which is currently under review. An

	updated a ppraisal is in progress. Lender Counsel has been engaged, and an initial default letter has been delivered.

18	30504164	MF	NJ	05/05/26	2

8/11/2026 - Loan has transferred to Special Servicing effective 5/5/2026 for payment default. A PNL was signed and Special Servicer has received a Forbearance and Modification request from the Borrower, which is currently under review. An

	updated a ppraisal is in progress. Lender Counsel has been engaged, and an initial default letter has been delivered.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
27	30504072	MF	KS	07/09/25	2

8/11/2026 - The loan transferred to special servicing effective 7/14/2025 due to payment default. The collateral is a 372-unit (647-bed) student housing property in Lawrence, KS (just south of the University of Kansas). The loan is currently due fo

r the 5/1/2025 payment. Legal counsel has been engaged and the debt formally demanded and accelerated. Foreclosure has been filed along with a motion for the appointment of a receiver. Receiver appointed late February 2026, which continues to make progres s in leasing and property improvements.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30317071	49,494,132.49	3.86000%	49,494,132.49 3.86000%		8	07/03/20	07/06/20	07/08/20
11	30503849	0.00	4.49000%	0.00	4.49000%	9	05/21/26	08/01/24	06/08/26
33	30504089	0.00	3.90000%	0.00	3.90000%	8	09/13/22	09/13/22	10/04/22
Totals		49,494,132.49		49,494,132.49
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	30504004	08/15/25	47,805,050.51	385,000,000.00	3,788,224.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
7	30317071	11/18/24	45,356,225.87	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
48	30317082	04/17/26	5,258,604.51	2,200,000.00	925,286.19	1,905,446.33	925,286.19	(980,160.14)	6,238,764.65	0.00	0.00	6,238,764.65	111.40%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			98,419,880.89	612,200,000.00	4,713,510.31	1,905,446.33	925,286.19	(980,160.14)	6,238,764.65	0.00	0.00	6,238,764.65

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	30504004	08/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	30317071	11/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	30317082	04/17/26	0.00	0.00	6,238,764.65	0.00	0.00	7,218,924.79	0.00	0.00	7,218,924.79
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,238,764.65	0.00	0.00	7,218,924.79	0.00	0.00	7,218,924.79

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	10,763.89	0.00	0.00	44,525.41	0.00	0.00	0.00	0.00	0.00	0.00
2A6	0.00	0.00	2,152.78	0.00	0.00	8,905.08	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.27	0.00	0.00	0.00
11	0.00	0.00	(16,520.83)	0.00	0.00	0.00	0.00	0.00	(665.34)	0.00	0.00	0.00
12	0.00	0.00	7,126.41	0.00	0.00	0.00	0.00	152,505.13	0.00	0.00	0.00	0.00
17	0.00	0.00	6,721.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	6,524.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	4,189.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(2,013.96)	0.00	0.00	0.00
Total	0.00	0.00	20,957.68	0.00	0.00	53,430.49	0.00	152,505.13	(2,674.03)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		224,219.27

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28

Distribution Date:	08/17/26	Benchmark 2019-B14 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-B14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
		Special Servicer	K-Star Asset Management LLC
			Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
		Asset Representations	Pentalpha Surveillance LLC
		Reviewer & Operating
		Advisor
			Attention: Transaction Manager		notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.					Page 1 of 7

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
225B-A	08162YBF8	3.404110%	11,595,000.00	11,595,000.00	0.00	0.00	0.00	0.00	0.00	11,595,000.00	91.66%	91.66%
225B-B	08162YBH4	3.404110%	33,958,000.00	33,958,000.00	0.00	0.00	0.00	0.00	0.00	33,958,000.00	67.25%	67.25%
225B-C	08162YBK7	3.404110%	35,434,000.00	35,434,000.00	0.00	0.00	0.00	0.00	0.00	35,434,000.00	41.77%	41.77%
225B-D	08162YBM3	3.404110%	48,723,000.00	48,723,000.00	0.00	0.00	0.00	0.00	0.00	48,723,000.00	6.74%	6.74%
225B-E	08162YBP6	3.404110%	9,370,000.00	9,370,000.00	0.00	0.00	0.00	0.00	0.00	9,370,000.00	0.00%	0.00%
225B-	08162YBS0	3.404110%	7,320,000.00	7,320,000.00	0.00	0.00	0.00	0.00	0.00	7,320,000.00	0.00%	0.00%
VRR
225B-R	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			146,400,000.00	146,400,000.00	0.00	0.00	0.00	0.00	0.00	146,400,000.00

Deal Distribution Total					0.00	0.00	0.00	0.00	0.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 7

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest	Prepayment
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
225B-A	08162YBF8	1,000.00000000	0.00000000	0.00000000	2.83675809	36.84956361	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-B	08162YBH4	1,000.00000000	0.00000000	0.00000000	2.83675835	36.84956387	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-C	08162YBK7	1,000.00000000	0.00000000	0.00000000	2.83675820	36.84956313	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-D	08162YBM3	1,000.00000000	0.00000000	0.00000000	2.83675841	45.64232765	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-E	08162YBP6	1,000.00000000	0.00000000	0.00000000	2.83675880	60.03429883	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-VRR	08162YBS0	1,000.00000000	0.00000000	0.00000000	2.83675820	41.49186339	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-R	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 7

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
225B-A	07/01/26 - 07/30/26	30	393,262.89	32,892.21	0.00	32,892.21	32,892.21	0.00	0.00	0.00	427,270.69
225B-B	07/01/26 - 07/30/26	30	1,151,739.64	96,330.64	0.00	96,330.64	96,330.64	0.00	0.00	0.00	1,251,337.49
225B-C	07/01/26 - 07/30/26	30	1,201,800.51	100,517.69	0.00	100,517.69	100,517.69	0.00	0.00	0.00	1,305,727.42
225B-D	07/01/26 - 07/30/26	30	2,079,716.10	138,215.38	0.00	138,215.38	138,215.38	0.00	0.00	0.00	2,223,831.13
225B-E	07/01/26 - 07/30/26	30	534,424.92	26,580.43	0.00	26,580.43	26,580.43	0.00	0.00	0.00	562,521.38
225B-VRR	07/01/26 - 07/30/26	30	282,154.96	20,765.07	0.00	20,765.07	20,765.07	0.00	0.00	0.00	303,720.44
Totals			5,643,099.02	415,301.42	0.00	415,301.42	415,301.42	0.00	0.00	0.00	6,074,408.55

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 7

	Additional Information

225 Bush Aggregate Available Funds (1)	0.00
225 Bush Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 7

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	416,398.20	Master Servicing Fee	0.00
Interest Reductions due to Nonrecoverability Determination	(416,398.20)	Trustee / Certificate Administrator Fee	0.00
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
Deferred Interest	0.00
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	0.00
Total Interest Collected	0.00

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Legal Fees	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Rating Agency Expenses	0.00
Excess of Prior Principal Amounts Paid	0.00	Bankruptcy Expenses Amount	0.00
Curtailments	0.00	Taxes Imposed on Trust Fund	0.00
Negative Amortization	0.00	Non-Recoverable Advances	0.00
Principal Adjustments	0.00	Workout Delayed Reimbursement Amounts	0.00
Total Principal Collected	0.00	Other Expenses	0.00
		Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	0.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	0.00
Total Funds Collected	0.00	Total Funds Distributed	0.00

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 7

Distribution Date:	08/17/26		Benchmark 2019-B14 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26		Commercial Mortgage Pass-Through Certificates
			Series 2019-B14

		Bond / Collateral Reconciliation - Balances

		Collateral Reconciliation		Certificate Reconciliation
		225 Bush	Total		Total
Beginning Scheduled Collateral Balance		146,400,000.00	146,400,000.00	Beginning Certificate Balance	146,400,000.00
(-) Scheduled Principal Collections		0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections		0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)		0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)		0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral		0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²		0.00	0.00	Non-Cash Principal Adjustments	0.00
				Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance		146,400,000.00	146,400,000.00	Ending Certificate Balance	146,400,000.00
Beginning Actual Collateral Balance		146,400,000.00	146,400,000.00
Ending Actual Collateral Balance		146,400,000.00	146,400,000.00

(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.	Page 7 of 7